JPMorgan SmartSpendingSM 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 57.1%
Fixed Income — 43.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	247,399	2,978,690
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	125,077	863,028
JPMorgan High Yield Fund Class R6 Shares (a)	91,474	568,053
JPMorgan Income Fund Class R6 Shares (a)	259,497	2,184,968
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	205,933	2,040,791
JPMorgan Managed Income Fund Class L Shares (a)	14,716	145,832
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	310,270	2,897,920

Total Fixed Income		11,679,282

U.S. Equity — 14.0%
JPMorgan Equity Index Fund Class R6 Shares (a)	96,221	3,786,299

TOTAL INVESTMENT COMPANIES (Cost $16,565,387)		15,465,581

EXCHANGE-TRADED FUNDS — 37.6%
Alternative Assets — 2.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8,901	574,649

Fixed Income — 19.1%
JPMorgan U.S. Aggregate Bond ETF (a)	191,991	5,183,757

International Equity — 13.0%
iShares Core MSCI EAFE ETF	52,742	2,631,298
iShares Core MSCI Emerging Markets ETF	22,051	892,404

Total International Equity		3,523,702

U.S. Equity — 3.4%
iShares Russell 2000 ETF	2,697	308,699
iShares Russell Mid-Cap ETF	13,903	600,192

Total U.S. Equity		908,891

TOTAL EXCHANGE-TRADED FUNDS (Cost $11,448,411)		10,190,999

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $665,958)	658,000	671,160

	Shares
SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 3.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $976,825)	976,825	976,825

Total Investments — 100.8% (Cost $29,656,581)		27,304,565
Liabilities in Excess of Other Assets — (0.8)%		(224,950)

Net Assets — 100.0%		27,079,615

Percentages indicated are based on net assets.

JPMorgan SmartSpendingSM 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	10	06/2020	AUD	926,407	26,901
Canada 10 Year Bond	11	06/2020	CAD	1,151,353	14,686
Long Gilt	3	06/2020	GBP	507,485	11,727
U.S. Treasury 10 Year Note	21	06/2020	USD	2,916,047	113,688

					167,002

Short Contracts
EURO STOXX 50 Index	(29)	06/2020	EUR	(864,058)	(97,661)
FTSE 100 Index	(6)	06/2020	GBP	(415,687)	(26,778)
MSCI Emerging Markets E-Mini Index	(6)	06/2020	USD	(253,380)	(23,454)
Russell 2000 E-Mini Index	(3)	06/2020	USD	(172,455)	(14,691)
S&P 500 E-Mini Index	(4)	06/2020	USD	(514,500)	(27,621)

					(190,205)

					(23,203)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,633,405	$671,160	$—	$27,304,565

Appreciation in Other Financial Instruments
Futures Contracts (a)	$167,002	$—	$—	$167,002

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(65,766)	$(124,439)	$—	$(190,205)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$784,353	$45,486	$715	$(164,933)	$574,649	8,901	$8,926	$533
JPMorgan Core Bond Fund Class R6 Shares (a)	6,289,086	1,462,535	4,934,416	224,034	(62,549)	2,978,690	247,399	115,308	30,006
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,243,740	72,139	4,412,489	177,110	(80,500)	—	—	23,624	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	—	1,043,654	1,022,383	(21,271)	—	—	—	6,433	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,019,980	123,272	122,145	(6,146)	(151,933)	863,028	125,077	41,062	—
JPMorgan Equity Income Fund Class R6 Shares (a)	—	1,067,753	1,118,384	50,631	—	—	—	8,055	9,225
JPMorgan Equity Index Fund Class R6 Shares (a)	1,813,340	3,634,691	873,067	81,802	(870,467)	3,786,299	96,221	39,910	2,569
JPMorgan Growth Advantage Fund Class R6 Shares (a)	574,999	—	571,572	166,251	(169,678)	—	—	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	2,768,070	90,577	2,030,548	(185,656)	(74,390)	568,053	91,474	90,577	—
JPMorgan Income Fund Class R6 Shares (a)	1,227,608	1,266,882	46,398	786	(263,910)	2,184,968	259,497	72,886	539
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	—	2,325,122	185,029	(6,887)	(92,415)	2,040,791	205,933	10,844	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	1,069,700	388,509	1,451,853	96,513	(102,869)	—	—	37,213	—
JPMorgan Managed Income Fund Class L Shares (a)	3,517,759	1,150,436	4,510,415	4,511	(16,459)	145,832	14,716	40,462	1,851
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	—	3,612,862	620,927	(5,372)	(88,643)	2,897,920	310,270	45,704	—
JPMorgan U.S. Aggregate Bond ETF (a)	—	6,093,388	903,503	5,031	(11,159)	5,183,757	191,991	10,168	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	938,414	271,615	1,235,971	93,583	(67,641)	—	—	5,556	74,989
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	393,354	9,321,858	8,738,387	—	—	976,825	976,825	5,214	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	545,423	—	530,897	29,513	(44,039)	—	—	—	—

Total	$24,401,473	$32,709,646	$33,353,870	$705,148	$(2,261,585)	$22,200,812		$561,942	$119,712

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of March 31, 2020.